Consolidated Statement of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement of Operations [Abstract]
Revenue, Net	$ 837.7	$ 911.5	$ 927.4
AffiliateSalesRevenueNet	2.4	9.1	6.8
Cost of goods sold	761.1	838.9	852.4
Gross profit	79.0	81.7	81.8
Operating expenses (income):
Marketing and administration	84.8	105.1	100.7
Research and development	34.8	37.0	33.4
Restructuring reversals (see Note 4)	(22.9)	(75.0)	(149.6)
Loss (gain) on sale / receipt of property, plant, and equipment (see Note 6)	4.7	0	(31.7)
Long-lived asset impairment charges (see Note 4)	59.4	33.6	1.5
Operating (loss) income	(81.8)	(19.0)	127.5
Non-operating expenses (income):
Interest expense	9.2	0.8	1.0
Interest income	(0.5)	(0.5)	(0.7)
Interest, net - affiliates	(0.1)	(4.1)	(2.2)
Other, net	(2.6)	(3.9)	3.1
Total non-operating expenses (income)	6.0	(7.7)	1.2
(Loss) income before income tax (benefit) expense	(87.8)	(11.3)	126.3
Income tax (benefit) expense	2.6	44.0	3.6
(Loss) income before equity in earnings of equity method investments	(90.4)	(55.3)	122.7
Equity in loss of equity method investments, net of tax	(0.6)	0	0
Net (loss) income	(91.0)	(55.3)	122.7
Net loss (income) attributable to noncontrolling interests	0.8	(2.4)	(1.4)
Net (loss) income attributable to SunEdison Semiconductor Limited	$ (90.2)	$ (57.7)	$ 121.3
Basic (loss) earnings per share (see Note 10)	$ (2.17)	$ (1.39)	$ 2.92
Diluted (loss) earnings per share (see Note 10)	$ (2.17)	$ (1.39)	$ 2.92